Equity	12 Months Ended
Jun. 30, 2026
Disclosure of reserves within equity [abstract]
Equity	18. Equity

Accounting policies

Own shares represent shares and share options of Diageo plc that are held in treasury or by employee share trusts for the purpose of fulfilling obligations in respect of various employee share plans or were acquired as part of a share buyback programme. Own shares are treated as a deduction from equity until the shares are cancelled, reissued or disposed of and when vest are transferred from own shares to retained earnings at their weighted average cost.

Share-based payments include share awards and options granted to directors and employees. The fair value of equity settled share options and share grants is initially measured at grant date based on Monte Carlo and Black Scholes models and is charged to the income statement over the vesting period. For equity settled shares, the credit is included in retained earnings.

Dividends are recognised in the financial statements in the year in which they are approved.

(a) Allotted and fully paid share capital – ordinary shares of
28 101⁄108 pence each

	Number of shares million	Nominal value $ million
At 30 June 2024	2,432	887
Shares cancelled	—	—
At 30 June 2025	2,432	887
Shares cancelled	—	—
At 30 June 2026	2,432	887
(b) Hedging and exchange reserve

	Hedging reserve $ million	Exchange reserve $ million	Total $ million
At 30 June 2023	293	(3,699)	(3,406)
Other comprehensive loss	(154)	(613)	(767)
At 30 June 2024	139	(4,312)	(4,173)
Other comprehensive income	79	466	545
At 30 June 2025	218	(3,846)	(3,628)
Other comprehensive loss	(10)	(454)	(464)
At 30 June 2026	208	(4,300)	(4,092)
Out of the total hedging reserve, a loss of $24 million (2025 – $3 million)
represents the cost of hedging arising from derivatives in net investment hedges.
(c) Own shares

	Number of shares million	Purchase consideration $ million
At 30 June 2023	216	2,286
Share trust arrangements	(2)	(19)
Shares used to satisfy options	(2)	(17)
Shares purchased – share buyback programme	28	987
Shares cancelled	(28)	(987)
At 30 June 2024	212	2,250
Share trust arrangements	(1)	(14)
Shares used to satisfy options	(1)	(8)
At 30 June 2025	210	2,228
Share trust arrangements	(1)	(12)
Shares used to satisfy options	(1)	(5)
At 30 June 2026	208	2,211
Share trust arrangements
At 30 June 2026, the employee share trusts owned 2 million of ordinary shares in Diageo plc at a cost of $63 million and market value of $50 million (2025 –
3 million shares at a cost of $62 million, market value $73 million; 2024 –
3 million shares at a cost of $66 million, market value $97 million). Dividends receivable by the employee share trusts on the shares are waived and the trustee abstains from voting.
Purchase of own shares
Authorisation was given by shareholders on 6 November 2025 to purchase a maximum of 222,565,850 ordinary shares at a minimum price of 28 101/108 pence and a maximum price of the higher of (a) 105% of the average market value of the company's ordinary shares for the five business days prior to the day the purchase is made and (b) the higher of the price of the last independent trade and the highest current independent bid on the trading venue where the purchase is carried out. The programme expires at the conclusion of the next Annual
General Meeting or 15 months from the passing of this resolution, if earlier.
During the year ended 30 June 2024, the group purchased 28 million ordinary shares, representing approximately 1.1% of the issued ordinary share capital at an average price of 2918 pence (3644 cents) per share, and an aggregate cost of
$987 million, including transaction costs under the share buyback programme.
The shares purchased under the share buyback programmes were cancelled.
(d) Dividends

	2026 $ million	2025 $ million	2024 $ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2025 62.98 cents per share (2024 – 62.98 cents; 2023 – 59.98 cents)	1,401	1,399	1,349
Interim dividend for the year ended 30 June 2026 20 cents per share (2025 – 40.50 cents; 2024 – 40.5 cents)	445	899	894
	1,846	2,298	2,243
A final dividend of $668 million (30 cents per share; 2025 – 62.98 cents per share)
was recommended by a duly authorised committee of the Board of Directors on
6 August 2026 for approval by shareholders at the Annual General Meeting scheduled to be held on 5 November 2026 bringing the recommended full year dividend to 50 cents per share for the year ended 30 June 2026. As this was after the balance sheet date and the dividend is subject to approval by shareholders at the
Annual General Meeting, this dividend has not been included as a liability in these consolidated financial statements. There are no corporate tax consequences arising from this treatment.
Dividends are waived on all treasury shares owned by the company and all shares owned by the employee share trusts.
(e) Non-controlling interests
Diageo consolidates USL, a company incorporated in India, with a 42.79% non-controlling interest, Sichuan Shuijingfang Company Limited, a company incorporated in
China, with a 36.35% non-controlling interest and has a 50% controlling interest in Ketel One Worldwide B.V. (Ketel One), a company incorporated in the Netherlands.
Summarised financial information for USL and other subsidiaries, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2026			2025	2024
	USL $ million	Other $ million	Total $ million	Total $ million	Total $ million
Income statement
Sales	3,177	2,585	5,762	6,439	6,224
Net sales	1,413	1,875	3,288	3,868	3,718
Profit for the year(1)	202	354	556	528	777
Other comprehensive loss(2)	(184)	(291)	(475)	(291)	(16)
Total comprehensive income	18	63	81	237	761
Attributable to non-controlling interests	9	159	168	183	277
Balance sheet
Non-current assets(3)	1,158	4,282	5,440	5,529	5,741
Current assets	1,297	1,414	2,711	2,741	2,545
Non-current liabilities	(179)	(1,368)	(1,547)	(1,649)	(1,774)
Current liabilities	(518)	(1,096)	(1,614)	(1,603)	(1,738)
Net assets	1,758	3,232	4,990	5,018	4,774
Attributable to non-controlling interests	755	1,328	2,083	2,088	2,038
Cash flow
Net cash inflow from operating activities	221	331	552	608	693
Net cash (outflow)/inflow from investing activities	11	(104)	(93)	(305)	(211)
Net cash outflow from financing activities	(100)	(237)	(337)	(394)	(456)
Net increase/(decrease) in cash and cash equivalents	132	(10)	122	(91)	26
Exchange differences	(21)	(13)	(34)	10	(33)
Dividends payable to non-controlling interests	(47)	(100)	(147)	(140)	(121)
(1)Profit for the year includes exceptional operating items attributable to non-controlling interests.
(2)Other comprehensive loss is principally in respect of exchange on translating the subsidiaries to US dollar.
(3)Non-current assets include the global distribution rights for Ketel One vodka products worldwide. The carrying value of the distribution right at 30 June 2026 was $1,800 million (2025 –
$1,800 million; 2024 – $1,800 million).
On 24 March 2026, Diageo announced the sale of its shareholding in Royal Challengers Sports Pvt Limited to a consortium comprising Aditya Birla Group, The
Times of India Group, Bolt Ventures and Blackstone's.
On 3 July 2025, Diageo completed the sale of its 80.4% shareholding in Guinness Ghana Breweries PLC to Castel Group.
On 1 July 2025, Diageo completed the sale of its 54.4% shareholding in Seychelles Breweries Limited to Phoenix Beverages.
On 30 September 2024, Diageo completed the sale of its 58.02% shareholding in Guinness Nigeria PLC to N-Seven Nigeria Ltd., part of the Tolaram group.
(f) Employee share compensation
The group uses a number of share award and option plans to grant to its directors and employees.
The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2026 is as follows:

	2026 $ million	2025 $ million	2024 $ million
Executive share award plans	44	48	34
Executive share option plans	2	9	7
Savings plans	(2)	2	2
	44	59	43
Executive share awards have been granted under the Diageo 2014 Long-Term
Incentive Plan (DLTIP) from September 2014 until September 2023 and are granted under the replacement plan, the Diageo 2023 Long-Term Incentive Plan from March 2024 onwards to some employees below the Board and from
September 2024 to Executive Directors. Awards are granted as conditional awards in the form of performance shares, performance share options, time-
vesting restricted stock units (RSUs) and/or time-vesting share options (or cash-
based equivalents in certain locations for regulatory reasons). Share options are granted at market value at the time of grant. In the case of Executive Directors, conditional awards of time-vesting RSUs or forfeitable shares may be awarded under the 2020 Deferred Bonus Share Plan (DBSP), with vesting not subject to any performance conditions and not subject to a post-vesting retention period.
Share awards normally vest on the third anniversary of the grant date.
Participants do not make a payment to receive the award at grant. Executive
Directors are required to hold any vested shares awarded under the DLTIP for a further two-year post-vesting holding period. Share options may normally be exercised between three and ten years after the grant date. Executives in North
America and Latin America and Caribbean are granted awards over the company’s ADRs (one ADR is equivalent to four ordinary shares).
For Executive Directors, performance shares under the DLTIP (for awards granted in 2023 and 2024) are subject to the achievement of three performance measures: 1) compound annual growth in profit before exceptional items over three years; 2) compound annual growth in organic net sales over three years;
and 3) environmental, social and governance (ESG) priorities, weighted 40%,
40% and 20% of the maximum respectively. Performance shares under the
DLTIP for awards granted in 2025 are subject to the achievement of four performance measures: 1) compound annual growth in profit before exceptional items over three years; 2) compound annual growth in organic net sales over three years; 3) adjusted return on invested capital; and 4) ESG priorities, weighted 28.3%, 28.3%, 28.3% and 15% of the maximum respectively.
Performance share options under the DLTIP are subject to the achievement of two equally weighted performance measures: 1) a comparison of Diageo’s three-year TSR against a relevant peer group; 2) cumulative free cash flow over a three-year period, measured at constant exchange rates. Performance measures and targets are set annually by the Remuneration Committee and disclosed within the relevant Directors' Remuneration Report. The vesting range is 20%
for Executive Directors and 25% for other participants, for achieving minimum performance targets, up to 100% for achieving the maximum target level.
Retesting of the performance measures is not permitted.
For performance shares under the DLTIP, dividends are accrued on awards and are released to participants to the extent that the awards vest at the end of the performance period. Dividend equivalents are normally paid out in the form of shares.
Savings plans are provided in the form of a savings-related share option plan in the UK and Republic of Ireland (ROI) and in the form of savings-related share purchase plan in the US. Employees participating in these plans agree to make regular monthly savings to buy options over Diageo shares or American
Depositary Receipts (ADRs) at a discounted price.
There are other all-employee share incentive plans available within the group, including the UK Share Incentive Plan, the ROI Profitshare Plan and the One
World Share Incentive Plan introduced in the year ended 30 June 2025.
For the three years ended 30 June 2026, the calculation of the fair value of executive share awards used the Monte Carlo and Black Scholes pricing model and the following assumptions:

	2026	2025	2024
Risk free interest rate	3.8%	3.9%	4.7%
Expected life of the awards	34 months	33 months	33 months
Dividend yield	4.4%	3.4%	2.6%
Weighted average share price	1857 p	2426 p	3118 p
Weighted average fair value of awards granted in the year(1)	1259 c	1814 c	1757 c
Number of awards granted in the year	3.6 million	3.4 million	2.1 million
Fair value of all awards granted in the year	$46 million	$61 million	$36 million
(1)Based on transaction rate at grant date of the awards.
Transactions on schemes
Transactions on the executive share award plans for the three years ended 30
June 2026 were as follows:

	2026 million	2025 million	2024 million
Number of awards outstanding at 1 July	6.0	4.8	4.9
Granted	3.6	3.4	2.1
Awarded	(1.0)	(1.3)	(1.8)
Forfeited	(1.5)	(0.9)	(0.4)
Number of awards outstanding at 30 June	7.1	6.0	4.8
The exercise price of share options outstanding at 30 June 2026 was in the range of 1466 pence – 3763 pence (2025 – 1709 pence – 3763 pence; 2024 – 1709 pence – 3854 pence).
At 30 June 2026, 3.6 million (2025 – 4.6 million, 2024 – 3.3 million) share options were exercisable at a weighted average exercise price of 2885 pence
(2025 – 2512 pence, 2024 – 2639 pence). Weighted average remaining contractual life of share options was 6 years at 30 June 2026 (2025 – 6 years,
2024 – 6 years).